LEASE - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Right of use assets, effect of adoption
Beginning balance
Initial adoption on January 1, 2019		R$ 3,357,850
Additions	914,327
Amortization	(421,940)
Ending balance	3,850,237
Reclassified to biological assets	268,081
IFRS 16, Leases
Right of use assets
Residual value adjustment			R$ 89,338
Lands and Farms
Right of use assets, effect of adoption
Beginning balance
Initial adoption on January 1, 2019		1,762,943
Additions	260,982
Amortization	(254,280)
Ending balance	1,769,645
Machinery and equipment
Right of use assets, effect of adoption
Beginning balance
Initial adoption on January 1, 2019		143,685
Additions	1,529
Amortization	(15,163)
Ending balance	130,051
Buildings
Right of use assets, effect of adoption
Beginning balance
Initial adoption on January 1, 2019		41,570
Additions	39,794
Amortization	(35,365)
Ending balance	45,999
Ships and boats
Right of use assets, effect of adoption
Beginning balance
Initial adoption on January 1, 2019		1,408,640
Additions	612,022
Amortization	(116,207)
Ending balance	1,904,455
Vehicles
Right of use assets, effect of adoption
Beginning balance
Initial adoption on January 1, 2019		R$ 1,012
Amortization	(925)
Ending balance	R$ 87